Organization and principal activities	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Organization and principal activities
Organization and principal activities
Orion Engineered Carbons S.A. (“Orion”) is entered in the commercial register of Luxembourg under no. B160558; the Company’s registered office is in Luxembourg; its business address is 6, Route de Trèves, L-2633 Senningerberg (Municipality of Niederanven), Grand Duchy of Luxembourg. Orion was incorporated on April 13, 2011.
Orion’s consolidated financial statements comprise Orion and its subsidiaries (the “Orion Group”, or the “Group” or the “Company”). The parent’s fiscal year is the same as that of the Orion Group, comprising the period from January 1 to December 31, 2017.
Orion Group is a leading global manufacturer of carbon black products and is based in Luxembourg. Carbon black is a powdered form of carbon that is used to create the desired physical, electrical and optical qualities of various materials. Carbon black products are primarily used as consumables and additives for the production of polymers, printing inks and coatings (“Specialty Carbon Black” or “Specialties”) and in the reinforcement of rubber polymers (“Rubber Carbon Black” or “Rubber”).
Specialty Carbon Black are high-tech materials which are mainly used for polymers, printing systems and coatings applications. The various production processes result in a wide range of different Specialty Carbon Black pigment grades with respect to their primary particle size, structure and surface area/surface chemistry. These parameters affect jetness, tinting strength, undertone, dispersibility, oil absorption, electrical conductivity and other characteristics.
The types of Rubber Carbon Black used in the rubber industry are manufactured according to strict specifications and quality standards. Structure and specific surface area are the key factors in optimizing reinforcement properties in rubber polymers.
As at December 31, 2017, the Orion Group operates 13 wholly owned production facilities in Europe, North and South America, Asia and South Africa and three sales companies. Another ten holding companies and two service companies, as well as two former operating entities in Portugal and France (currently in dissolution), are consolidated in the Orion Group. Additionally, the Group operates a joint venture with one production facility in Germany.
The Group’s global presence enables it to supply Specialty Carbon Black customers as well as international customers in the tire and rubber industry with the full range of carbon black grades and particle sizes. Sales activities are supported by sales and representative offices all around the globe. Integrated sales activities with key account managers and customer services are carried out in the United States, Brazil, South Korea and Germany and China.
The Group’s consolidated financial statements are prepared in Euros, the presentation currency of the Group. Except where stated otherwise, all figures are presented in thousands of Euros (EUR k). Due to rounding, numbers presented throughout the tables and these notes may not add up precisely to the totals presented and percentages may not precisely reflect the absolute figures.
The Group’s audited consolidated financial statements were authorized for issue by the board of directors on February 22, 2018.